Schedule of Estimated Amortization Expense (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 3,461,286
2024	4,509,655	$ 4,829,655
2025	1,557,322	4,509,655
2026	692,380	2,642,155
After year three	5,005,428
2027		1,245,517
After year four		4,454,892
Total	$ 15,226,071	$ 17,681,874	$ 23,982,495